VIEs (VIEs Consolidated within Sohu Group, Basic Information for Principal VIEs) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018
Variable Interest Entity [Line Items]
Aggregate amount of loans due from related parties		$ 7.7
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Registered capital and PRC statutory reserves		$ 65.2
High Century [Member] | Dr. Charles Zhang [Member]
Variable Interest Entity [Line Items]
Ownership percentage		80.00%
High Century [Member] | Wei Li [Member]
Variable Interest Entity [Line Items]
Ownership percentage		20.00%
Heng Da Yi Tong [Member] | Dr. Charles Zhang [Member]
Variable Interest Entity [Line Items]
Ownership percentage		80.00%
Heng Da Yi Tong [Member] | Wei Li [Member]
Variable Interest Entity [Line Items]
Ownership percentage		20.00%
Sohu Internet [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Donglin [Member] | Sohu Internet [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Tianjin Jinhu [Member] | Ye Deng [Member]
Variable Interest Entity [Line Items]
Transferred equity interest to new shareholders	50.00%
Tianjin Jinhu [Member] | Xiufeng Deng [Member]
Variable Interest Entity [Line Items]
Ownership percentage		50.00%
Tianjin Jinhu [Member] | Xuemei Zhang [Member]
Variable Interest Entity [Line Items]
Ownership percentage		50.00%
Focus Interactive [Member] | Heng Da Yi Tong [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Guangzhou Qianjun [Member] | Tianjin Jinhu [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Sogou Information [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Ownership percentage		45.00%
Sogou Information [Member] | Xiaochuan Wang [Member]
Variable Interest Entity [Line Items]
Ownership percentage		10.00%
Sogou Information [Member] | Tencent Holdings Limited [Member]
Variable Interest Entity [Line Items]
Ownership percentage		45.00%
Chengdu Easypay [Member] | Sogou Information [Member]
Variable Interest Entity [Line Items]
Ownership percentage		9.00%
Chengdu Easypay [Member] | Shi Ji Si Su [Member]
Variable Interest Entity [Line Items]
Ownership percentage		91.00%
Gamease [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Shanghai ICE [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Guanyou Gamespace [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Ownership percentage		100.00%